Shareholder Report		12 Months Ended
	Oct. 01, 2024	Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INCOME TRUST
Entity Central Index Key		0000747677
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
C000096664
Shareholder Report [Line Items]
Fund Name		DWS High Income Fund
Class Name		Class A
Trading Symbol		KHYAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.99%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 7.00% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA U.S. High Yield Index, returned 7.23%.

The Fund’s relative performance (compared to the ICE BofA U.S. High Yield Index) was hurt by an underweight in the outperforming CCC rated category. On the other hand, an overweight in B rated bonds — together with strong security selection in the category — contributed positively.

Sector allocation detracted from results, largely due to underweights in outperforming sectors such as media and entertainment, finance, and consumer cyclicals. Overweights in the outperforming metals and mining, energy exploration and production, and pharmaceuticals sectors contributed.

Security selection made a positive contribution to performance, with the best results occurring in the midstream energy and electric utilities sectors. Selection in the media and wireless telecommunications sectors detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that the proceeds of asset sales would be insufficient to meet the company’s liquidity needs, leading to downgrades to its credit rating. The Fund also benefited from an overweight in the engineered processing equipment and systems manufacturer Hillenbrand (1.0%), which announced it was exploring strategic options, including a potential sale. An overweight in the Japanese internet company Rakuten Group (1.0%), was a further contributor. The bonds gained in price after earnings in the company’s mobile segment moved into positive territory.

An overweight in the bonds of the commodity chemical manufacturer Tronox (0.2%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index
'15	$9,550	$10,000	$10,000
'15	$9,829	$10,002	$10,272
'15	$9,674	$9,975	$10,043
'15	$9,475	$9,943	$9,784
'16	$9,364	$10,080	$9,629
'16	$9,382	$10,151	$9,674
'16	$9,640	$10,244	$10,101
'16	$9,944	$10,284	$10,505
'16	$9,984	$10,286	$10,581
'16	$10,047	$10,471	$10,696
'16	$10,287	$10,537	$10,966
'16	$10,510	$10,525	$11,210
'16	$10,578	$10,519	$11,282
'16	$10,556	$10,439	$11,318
'16	$10,534	$10,192	$11,273
'16	$10,686	$10,206	$11,495
'17	$10,847	$10,226	$11,649
'17	$10,986	$10,295	$11,831
'17	$10,965	$10,290	$11,806
'17	$11,083	$10,369	$11,939
'17	$11,154	$10,449	$12,046
'17	$11,158	$10,438	$12,058
'17	$11,302	$10,483	$12,198
'17	$11,330	$10,577	$12,194
'17	$11,405	$10,527	$12,304
'17	$11,429	$10,533	$12,352
'17	$11,453	$10,519	$12,319
'17	$11,453	$10,568	$12,355
'18	$11,525	$10,446	$12,434
'18	$11,405	$10,347	$12,318
'18	$11,309	$10,413	$12,242
'18	$11,384	$10,336	$12,323
'18	$11,385	$10,410	$12,322
'18	$11,412	$10,397	$12,364
'18	$11,539	$10,399	$12,502
'18	$11,640	$10,466	$12,593
'18	$11,693	$10,399	$12,666
'18	$11,495	$10,317	$12,459
'18	$11,422	$10,378	$12,346
'18	$11,171	$10,569	$12,075
'19	$11,682	$10,681	$12,629
'19	$11,889	$10,675	$12,843
'19	$11,994	$10,880	$12,968
'19	$12,146	$10,883	$13,150
'19	$11,988	$11,076	$12,983
'19	$12,323	$11,215	$13,301
'19	$12,398	$11,240	$13,369
'19	$12,474	$11,531	$13,421
'19	$12,523	$11,470	$13,464
'19	$12,573	$11,504	$13,495
'19	$12,624	$11,498	$13,532
'19	$12,807	$11,490	$13,815
'20	$12,777	$11,711	$13,816
'20	$12,559	$11,922	$13,601
'20	$11,294	$11,852	$12,001
'20	$11,748	$12,063	$12,457
'20	$12,313	$12,119	$13,022
'20	$12,279	$12,195	$13,146
'20	$12,958	$12,377	$13,770
'20	$13,035	$12,277	$13,907
'20	$12,864	$12,271	$13,763
'20	$12,968	$12,216	$13,825
'20	$13,378	$12,336	$14,379
'20	$13,568	$12,353	$14,654
'21	$13,561	$12,264	$14,710
'21	$13,583	$12,087	$14,761
'21	$13,606	$11,936	$14,787
'21	$13,742	$12,030	$14,949
'21	$13,794	$12,070	$14,992
'21	$13,931	$12,155	$15,196
'21	$13,954	$12,290	$15,251
'21	$14,006	$12,267	$15,336
'21	$14,001	$12,161	$15,339
'21	$13,966	$12,157	$15,311
'21	$13,844	$12,193	$15,152
'21	$14,101	$12,162	$15,438
'22	$13,744	$11,900	$15,017
'22	$13,651	$11,767	$14,887
'22	$13,557	$11,441	$14,739
'22	$13,107	$11,006	$14,208
'22	$13,193	$11,077	$14,244
'22	$12,321	$10,904	$13,276
'22	$13,065	$11,170	$14,073
'22	$12,728	$10,854	$13,729
'22	$12,268	$10,385	$13,183
'22	$12,658	$10,251	$13,558
'22	$12,928	$10,628	$13,810
'22	$12,811	$10,580	$13,707
'23	$13,272	$10,905	$14,243
'23	$13,054	$10,623	$14,061
'23	$13,273	$10,893	$14,217
'23	$13,370	$10,959	$14,355
'23	$13,216	$10,840	$14,219
'23	$13,408	$10,801	$14,450
'23	$13,570	$10,794	$14,656
'23	$13,607	$10,725	$14,700
'23	$13,451	$10,452	$14,527
'23	$13,230	$10,287	$14,346
'23	$13,817	$10,753	$15,001
'23	$14,278	$11,165	$15,554
'24	$14,285	$11,134	$15,557
'24	$14,291	$10,977	$15,603
'24	$14,462	$11,078	$15,789
'24	$14,336	$10,798	$15,631
'24	$14,510	$10,981	$15,809
'24	$14,619	$11,085	$15,961
'24	$14,862	$11,344	$16,274
'24	$15,073	$11,507	$16,533
'24	$15,285	$11,661	$16,804
'24	$15,192	$11,372	$16,711
'24	$15,374	$11,493	$16,902
'24	$15,279	$11,304	$16,830
'25	$15,463	$11,364	$17,062
'25	$15,580	$11,614	$17,173
'25	$15,382	$11,619	$16,989
'25	$15,394	$11,664	$16,989
'25	$15,655	$11,581	$17,275
'25	$15,954	$11,759	$17,596
'25	$16,002	$11,728	$17,666
'25	$16,196	$11,868	$17,881
'25	$16,356	$11,998	$18,018

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	7.00%	4.92%	5.53%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	2.19%	3.96%	5.04%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Index	7.23%	5.54%	6.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 491,610,924
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 2,320,950
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	491,610,924
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	2,320,950

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Loan Participations and Assignments	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	19%
Energy	17%
Materials	15%
Consumer Discretionary	13%
Financials	8%
Industrials	7%
Health Care	5%
Real Estate	4%
Information Technology	3%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
AA	3%
BBB	4%
BB	54%
B	32%
CCC	8%
Not Rated	1%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000096666
Shareholder Report [Line Items]
Fund Name		DWS High Income Fund
Class Name		Class C
Trading Symbol		KHYCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.76%

Gross expense ratio as of the latest prospectus: 1.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 181
Expense Ratio, Percent		1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 6.01% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA U.S. High Yield Index, returned 7.23%.

The Fund’s relative performance (compared to the ICE BofA U.S. High Yield Index) was hurt by an underweight in the outperforming CCC rated category. On the other hand, an overweight in B rated bonds — together with strong security selection in the category — contributed positively.

Sector allocation detracted from results, largely due to underweights in outperforming sectors such as media and entertainment, finance, and consumer cyclicals. Overweights in the outperforming metals and mining, energy exploration and production, and pharmaceuticals sectors contributed.

Security selection made a positive contribution to performance, with the best results occurring in the midstream energy and electric utilities sectors. Selection in the media and wireless telecommunications sectors detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that the proceeds of asset sales would be insufficient to meet the company’s liquidity needs, leading to downgrades to its credit rating. The Fund also benefited from an overweight in the engineered processing equipment and systems manufacturer Hillenbrand (1.0%), which announced it was exploring strategic options, including a potential sale. An overweight in the Japanese internet company Rakuten Group (1.0%), was a further contributor. The bonds gained in price after earnings in the company’s mobile segment moved into positive territory.

An overweight in the bonds of the commodity chemical manufacturer Tronox (0.2%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index
'15	$10,000	$10,000	$10,000
'15	$10,285	$10,002	$10,272
'15	$10,094	$9,975	$10,043
'15	$9,880	$9,943	$9,784
'16	$9,757	$10,080	$9,629
'16	$9,793	$10,151	$9,674
'16	$10,033	$10,244	$10,101
'16	$10,365	$10,284	$10,505
'16	$10,400	$10,286	$10,581
'16	$10,435	$10,471	$10,696
'16	$10,677	$10,537	$10,966
'16	$10,902	$10,525	$11,210
'16	$10,966	$10,519	$11,282
'16	$10,959	$10,439	$11,318
'16	$10,905	$10,192	$11,273
'16	$11,079	$10,206	$11,495
'17	$11,214	$10,226	$11,649
'17	$11,375	$10,295	$11,831
'17	$11,323	$10,290	$11,806
'17	$11,437	$10,369	$11,939
'17	$11,527	$10,449	$12,046
'17	$11,523	$10,438	$12,058
'17	$11,665	$10,483	$12,198
'17	$11,661	$10,577	$12,194
'17	$11,756	$10,527	$12,304
'17	$11,773	$10,533	$12,352
'17	$11,765	$10,519	$12,319
'17	$11,783	$10,568	$12,355
'18	$11,824	$10,446	$12,434
'18	$11,694	$10,347	$12,318
'18	$11,588	$10,413	$12,242
'18	$11,682	$10,336	$12,323
'18	$11,676	$10,410	$12,322
'18	$11,696	$10,397	$12,364
'18	$11,792	$10,399	$12,502
'18	$11,888	$10,466	$12,593
'18	$11,959	$10,399	$12,666
'18	$11,749	$10,317	$12,459
'18	$11,642	$10,378	$12,346
'18	$11,379	$10,569	$12,075
'19	$11,917	$10,681	$12,629
'19	$12,095	$10,675	$12,843
'19	$12,194	$10,880	$12,968
'19	$12,341	$10,883	$13,150
'19	$12,173	$11,076	$12,983
'19	$12,504	$11,215	$13,301
'19	$12,572	$11,240	$13,369
'19	$12,666	$11,531	$13,421
'19	$12,708	$11,470	$13,464
'19	$12,723	$11,504	$13,495
'19	$12,765	$11,498	$13,532
'19	$12,969	$11,490	$13,815
'20	$12,904	$11,711	$13,816
'20	$12,675	$11,922	$13,601
'20	$11,419	$11,852	$12,001
'20	$11,869	$12,063	$12,457
'20	$12,403	$12,119	$13,022
'20	$12,389	$12,195	$13,146
'20	$13,035	$12,377	$13,770
'20	$13,104	$12,277	$13,907
'20	$12,951	$12,271	$13,763
'20	$13,019	$12,216	$13,825
'20	$13,451	$12,336	$14,379
'20	$13,632	$12,353	$14,654
'21	$13,616	$12,264	$14,710
'21	$13,630	$12,087	$14,761
'21	$13,644	$11,936	$14,787
'21	$13,771	$12,030	$14,949
'21	$13,785	$12,070	$14,992
'21	$13,942	$12,155	$15,196
'21	$13,956	$12,290	$15,251
'21	$13,998	$12,267	$15,336
'21	$13,983	$12,161	$15,339
'21	$13,940	$12,157	$15,311
'21	$13,780	$12,193	$15,152
'21	$14,027	$12,162	$15,438
'22	$13,662	$11,900	$15,017
'22	$13,561	$11,767	$14,887
'22	$13,489	$11,441	$14,739
'22	$13,034	$11,006	$14,208
'22	$13,110	$11,077	$14,244
'22	$12,237	$10,904	$13,276
'22	$12,936	$11,170	$14,073
'22	$12,594	$10,854	$13,729
'22	$12,160	$10,385	$13,183
'22	$12,538	$10,251	$13,558
'22	$12,796	$10,628	$13,810
'22	$12,672	$10,580	$13,707
'23	$13,087	$10,905	$14,243
'23	$12,895	$10,623	$14,061
'23	$13,102	$10,893	$14,217
'23	$13,158	$10,959	$14,355
'23	$12,997	$10,840	$14,219
'23	$13,209	$10,801	$14,450
'23	$13,360	$10,794	$14,656
'23	$13,387	$10,725	$14,700
'23	$13,225	$10,452	$14,527
'23	$13,000	$10,287	$14,346
'23	$13,567	$10,753	$15,001
'23	$14,010	$11,165	$15,554
'24	$14,007	$11,134	$15,557
'24	$14,005	$10,977	$15,603
'24	$14,131	$11,078	$15,789
'24	$14,031	$10,798	$15,631
'24	$14,192	$10,981	$15,809
'24	$14,289	$11,085	$15,961
'24	$14,517	$11,344	$16,274
'24	$14,713	$11,507	$16,533
'24	$14,910	$11,661	$16,804
'24	$14,810	$11,372	$16,711
'24	$14,943	$11,493	$16,902
'24	$14,875	$11,304	$16,830
'25	$15,044	$11,364	$17,062
'25	$15,147	$11,614	$17,173
'25	$14,946	$11,619	$16,989
'25	$14,948	$11,664	$16,989
'25	$15,191	$11,581	$17,275
'25	$15,470	$11,759	$17,596
'25	$15,508	$11,728	$17,666
'25	$15,690	$11,868	$17,881
'25	$15,806	$11,998	$18,018

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.01%	4.06%	4.68%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.01%	4.06%	4.68%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Index	7.23%	5.54%	6.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 491,610,924
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 2,320,950
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	491,610,924
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	2,320,950

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Loan Participations and Assignments	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	19%
Energy	17%
Materials	15%
Consumer Discretionary	13%
Financials	8%
Industrials	7%
Health Care	5%
Real Estate	4%
Information Technology	3%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
AA	3%
BBB	4%
BB	54%
B	32%
CCC	8%
Not Rated	1%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000148125
Shareholder Report [Line Items]
Fund Name		DWS High Income Fund
Class Name		Class R6
Trading Symbol		KHYQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.68%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 7.34% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA U.S. High Yield Index, returned 7.23%.

The Fund’s relative performance (compared to the ICE BofA U.S. High Yield Index) was hurt by an underweight in the outperforming CCC rated category. On the other hand, an overweight in B rated bonds — together with strong security selection in the category — contributed positively.

Sector allocation detracted from results, largely due to underweights in outperforming sectors such as media and entertainment, finance, and consumer cyclicals. Overweights in the outperforming metals and mining, energy exploration and production, and pharmaceuticals sectors contributed.

Security selection made a positive contribution to performance, with the best results occurring in the midstream energy and electric utilities sectors. Selection in the media and wireless telecommunications sectors detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that the proceeds of asset sales would be insufficient to meet the company’s liquidity needs, leading to downgrades to its credit rating. The Fund also benefited from an overweight in the engineered processing equipment and systems manufacturer Hillenbrand (1.0%), which announced it was exploring strategic options, including a potential sale. An overweight in the Japanese internet company Rakuten Group (1.0%), was a further contributor. The bonds gained in price after earnings in the company’s mobile segment moved into positive territory.

An overweight in the bonds of the commodity chemical manufacturer Tronox (0.2%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index
'15	$10,000	$10,000	$10,000
'15	$10,293	$10,002	$10,272
'15	$10,133	$9,975	$10,043
'15	$9,926	$9,943	$9,784
'16	$9,810	$10,080	$9,629
'16	$9,853	$10,151	$9,674
'16	$10,102	$10,244	$10,101
'16	$10,421	$10,284	$10,505
'16	$10,488	$10,286	$10,581
'16	$10,531	$10,471	$10,696
'16	$10,784	$10,537	$10,966
'16	$11,020	$10,525	$11,210
'16	$11,093	$10,519	$11,282
'16	$11,095	$10,439	$11,318
'16	$11,073	$10,192	$11,273
'16	$11,235	$10,206	$11,495
'17	$11,380	$10,226	$11,649
'17	$11,552	$10,295	$11,831
'17	$11,507	$10,290	$11,806
'17	$11,632	$10,369	$11,939
'17	$11,732	$10,449	$12,046
'17	$11,739	$10,438	$12,058
'17	$11,893	$10,483	$12,198
'17	$11,900	$10,577	$12,194
'17	$12,006	$10,527	$12,304
'17	$12,033	$10,533	$12,352
'17	$12,036	$10,519	$12,319
'17	$12,064	$10,568	$12,355
'18	$12,118	$10,446	$12,434
'18	$11,993	$10,347	$12,318
'18	$11,921	$10,413	$12,242
'18	$12,002	$10,336	$12,323
'18	$12,006	$10,410	$12,322
'18	$12,038	$10,397	$12,364
'18	$12,173	$10,399	$12,502
'18	$12,284	$10,466	$12,593
'18	$12,342	$10,399	$12,666
'18	$12,136	$10,317	$12,459
'18	$12,035	$10,378	$12,346
'18	$11,800	$10,569	$12,075
'19	$12,341	$10,681	$12,629
'19	$12,535	$10,675	$12,843
'19	$12,649	$10,880	$12,968
'19	$12,812	$10,883	$13,150
'19	$12,648	$11,076	$12,983
'19	$13,004	$11,215	$13,301
'19	$13,087	$11,240	$13,369
'19	$13,170	$11,531	$13,421
'19	$13,253	$11,470	$13,464
'19	$13,281	$11,504	$13,495
'19	$13,337	$11,498	$13,532
'19	$13,563	$11,490	$13,815
'20	$13,506	$11,711	$13,816
'20	$13,278	$11,922	$13,601
'20	$11,944	$11,852	$12,001
'20	$12,427	$12,063	$12,457
'20	$13,027	$12,119	$13,022
'20	$13,024	$12,195	$13,146
'20	$13,716	$12,377	$13,770
'20	$13,801	$12,277	$13,907
'20	$13,652	$12,271	$13,763
'20	$13,736	$12,216	$13,825
'20	$14,204	$12,336	$14,379
'20	$14,378	$12,353	$14,654
'21	$14,375	$12,264	$14,710
'21	$14,401	$12,087	$14,761
'21	$14,458	$11,936	$14,787
'21	$14,606	$12,030	$14,949
'21	$14,634	$12,070	$14,992
'21	$14,783	$12,155	$15,196
'21	$14,811	$12,290	$15,251
'21	$14,870	$12,267	$15,336
'21	$14,868	$12,161	$15,339
'21	$14,835	$12,157	$15,311
'21	$14,709	$12,193	$15,152
'21	$14,986	$12,162	$15,438
'22	$14,610	$11,900	$15,017
'22	$14,514	$11,767	$14,887
'22	$14,419	$11,441	$14,739
'22	$13,943	$11,006	$14,208
'22	$14,038	$11,077	$14,244
'22	$13,113	$10,904	$13,276
'22	$13,909	$11,170	$14,073
'22	$13,554	$10,854	$13,729
'22	$13,067	$10,385	$13,183
'22	$13,487	$10,251	$13,558
'22	$13,778	$10,628	$13,810
'22	$13,656	$10,580	$13,707
'23	$14,150	$10,905	$14,243
'23	$13,922	$10,623	$14,061
'23	$14,159	$10,893	$14,217
'23	$14,265	$10,959	$14,355
'23	$14,104	$10,840	$14,219
'23	$14,313	$10,801	$14,450
'23	$14,490	$10,794	$14,656
'23	$14,533	$10,725	$14,700
'23	$14,369	$10,452	$14,527
'23	$14,136	$10,287	$14,346
'23	$14,767	$10,753	$15,001
'23	$15,264	$11,165	$15,554
'24	$15,275	$11,134	$15,557
'24	$15,285	$10,977	$15,603
'24	$15,472	$11,078	$15,789
'24	$15,341	$10,798	$15,631
'24	$15,531	$10,981	$15,809
'24	$15,651	$11,085	$15,961
'24	$15,916	$11,344	$16,274
'24	$16,146	$11,507	$16,533
'24	$16,378	$11,661	$16,804
'24	$16,282	$11,372	$16,711
'24	$16,480	$11,493	$16,902
'24	$16,384	$11,304	$16,830
'25	$16,585	$11,364	$17,062
'25	$16,715	$11,614	$17,173
'25	$16,506	$11,619	$16,989
'25	$16,524	$11,664	$16,989
'25	$16,809	$11,581	$17,275
'25	$17,134	$11,759	$17,596
'25	$17,191	$11,728	$17,666
'25	$17,441	$11,868	$17,881
'25	$17,580	$11,998	$18,018

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	7.34%	5.19%	5.80%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Index	7.23%	5.54%	6.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 491,610,924
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 2,320,950
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	491,610,924
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	2,320,950

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Loan Participations and Assignments	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	19%
Energy	17%
Materials	15%
Consumer Discretionary	13%
Financials	8%
Industrials	7%
Health Care	5%
Real Estate	4%
Information Technology	3%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
AA	3%
BBB	4%
BB	54%
B	32%
CCC	8%
Not Rated	1%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000113857
Shareholder Report [Line Items]
Fund Name		DWS High Income Fund
Class Name		Class S
Trading Symbol		KHYSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$80	0.77%

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 6.98% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA U.S. High Yield Index, returned 7.23%.

The Fund’s relative performance (compared to the ICE BofA U.S. High Yield Index) was hurt by an underweight in the outperforming CCC rated category. On the other hand, an overweight in B rated bonds — together with strong security selection in the category — contributed positively.

Sector allocation detracted from results, largely due to underweights in outperforming sectors such as media and entertainment, finance, and consumer cyclicals. Overweights in the outperforming metals and mining, energy exploration and production, and pharmaceuticals sectors contributed.

Security selection made a positive contribution to performance, with the best results occurring in the midstream energy and electric utilities sectors. Selection in the media and wireless telecommunications sectors detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that the proceeds of asset sales would be insufficient to meet the company’s liquidity needs, leading to downgrades to its credit rating. The Fund also benefited from an overweight in the engineered processing equipment and systems manufacturer Hillenbrand (1.0%), which announced it was exploring strategic options, including a potential sale. An overweight in the Japanese internet company Rakuten Group (1.0%), was a further contributor. The bonds gained in price after earnings in the company’s mobile segment moved into positive territory.

An overweight in the bonds of the commodity chemical manufacturer Tronox (0.2%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index
'15	$10,000	$10,000	$10,000
'15	$10,271	$10,002	$10,272
'15	$10,111	$9,975	$10,043
'15	$9,905	$9,943	$9,784
'16	$9,789	$10,080	$9,629
'16	$9,833	$10,151	$9,674
'16	$10,081	$10,244	$10,101
'16	$10,423	$10,284	$10,505
'16	$10,467	$10,286	$10,581
'16	$10,510	$10,471	$10,696
'16	$10,763	$10,537	$10,966
'16	$10,999	$10,525	$11,210
'16	$11,071	$10,519	$11,282
'16	$11,073	$10,439	$11,318
'16	$11,027	$10,192	$11,273
'16	$11,212	$10,206	$11,495
'17	$11,358	$10,226	$11,649
'17	$11,505	$10,295	$11,831
'17	$11,485	$10,290	$11,806
'17	$11,610	$10,369	$11,939
'17	$11,711	$10,449	$12,046
'17	$11,716	$10,438	$12,058
'17	$11,845	$10,483	$12,198
'17	$11,876	$10,577	$12,194
'17	$11,981	$10,527	$12,304
'17	$12,008	$10,533	$12,352
'17	$12,010	$10,519	$12,319
'17	$12,012	$10,568	$12,355
'18	$12,089	$10,446	$12,434
'18	$11,964	$10,347	$12,318
'18	$11,865	$10,413	$12,242
'18	$11,971	$10,336	$12,323
'18	$11,974	$10,410	$12,322
'18	$12,004	$10,397	$12,364
'18	$12,112	$10,399	$12,502
'18	$12,220	$10,466	$12,593
'18	$12,303	$10,399	$12,666
'18	$12,097	$10,317	$12,459
'18	$11,995	$10,378	$12,346
'18	$11,760	$10,569	$12,075
'19	$12,298	$10,681	$12,629
'19	$12,490	$10,675	$12,843
'19	$12,602	$10,880	$12,968
'19	$12,763	$10,883	$13,150
'19	$12,626	$11,076	$12,983
'19	$12,980	$11,215	$13,301
'19	$13,034	$11,240	$13,369
'19	$13,144	$11,531	$13,421
'19	$13,198	$11,470	$13,464
'19	$13,252	$11,504	$13,495
'19	$13,279	$11,498	$13,532
'19	$13,503	$11,490	$13,815
'20	$13,445	$11,711	$13,816
'20	$13,217	$11,922	$13,601
'20	$11,917	$11,852	$12,001
'20	$12,397	$12,063	$12,457
'20	$12,965	$12,119	$13,022
'20	$12,960	$12,195	$13,146
'20	$13,648	$12,377	$13,770
'20	$13,760	$12,277	$13,907
'20	$13,582	$12,271	$13,763
'20	$13,665	$12,216	$13,825
'20	$14,129	$12,336	$14,379
'20	$14,331	$12,353	$14,654
'21	$14,327	$12,264	$14,710
'21	$14,352	$12,087	$14,761
'21	$14,379	$11,936	$14,787
'21	$14,525	$12,030	$14,949
'21	$14,552	$12,070	$14,992
'21	$14,729	$12,155	$15,196
'21	$14,757	$12,290	$15,251
'21	$14,815	$12,267	$15,336
'21	$14,811	$12,161	$15,339
'21	$14,778	$12,157	$15,311
'21	$14,621	$12,193	$15,152
'21	$14,894	$12,162	$15,438
'22	$14,519	$11,900	$15,017
'22	$14,423	$11,767	$14,887
'22	$14,357	$11,441	$14,739
'22	$13,884	$11,006	$14,208
'22	$13,945	$11,077	$14,244
'22	$13,057	$10,904	$13,276
'22	$13,815	$11,170	$14,073
'22	$13,460	$10,854	$13,729
'22	$13,008	$10,385	$13,183
'22	$13,423	$10,251	$13,558
'22	$13,711	$10,628	$13,810
'22	$13,590	$10,580	$13,707
'23	$14,047	$10,905	$14,243
'23	$13,852	$10,623	$14,061
'23	$14,086	$10,893	$14,217
'23	$14,158	$10,959	$14,355
'23	$13,997	$10,840	$14,219
'23	$14,237	$10,801	$14,450
'23	$14,412	$10,794	$14,656
'23	$14,454	$10,725	$14,700
'23	$14,291	$10,452	$14,527
'23	$14,059	$10,287	$14,346
'23	$14,685	$10,753	$15,001
'23	$15,177	$11,165	$15,554
'24	$15,187	$11,134	$15,557
'24	$15,196	$10,977	$15,603
'24	$15,346	$11,078	$15,789
'24	$15,250	$10,798	$15,631
'24	$15,439	$10,981	$15,809
'24	$15,556	$11,085	$15,961
'24	$15,818	$11,344	$16,274
'24	$16,045	$11,507	$16,533
'24	$16,274	$11,661	$16,804
'24	$16,178	$11,372	$16,711
'24	$16,337	$11,493	$16,902
'24	$16,277	$11,304	$16,830
'25	$16,474	$11,364	$17,062
'25	$16,564	$11,614	$17,173
'25	$16,393	$11,619	$16,989
'25	$16,409	$11,664	$16,989
'25	$16,690	$11,581	$17,275
'25	$17,011	$11,759	$17,596
'25	$17,065	$11,728	$17,666
'25	$17,274	$11,868	$17,881
'25	$17,409	$11,998	$18,018

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	6.98%	5.09%	5.70%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Index	7.23%	5.54%	6.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 01, 2024
AssetsNet		$ 491,610,924
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 2,320,950
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	491,610,924
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	2,320,950

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Loan Participations and Assignments	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	19%
Energy	17%
Materials	15%
Consumer Discretionary	13%
Financials	8%
Industrials	7%
Health Care	5%
Real Estate	4%
Information Technology	3%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
AA	3%
BBB	4%
BB	54%
B	32%
CCC	8%
Not Rated	1%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective February 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.75% to 0.80%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective February 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.75% to 0.80%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since October 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096667
Shareholder Report [Line Items]
Fund Name		DWS High Income Fund
Class Name		Institutional Class
Trading Symbol		KHYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS High Income Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.76%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 7.23% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA U.S. High Yield Index, returned 7.23%.

The Fund’s relative performance (compared to the ICE BofA U.S. High Yield Index) was hurt by an underweight in the outperforming CCC rated category. On the other hand, an overweight in B rated bonds — together with strong security selection in the category — contributed positively.

Sector allocation detracted from results, largely due to underweights in outperforming sectors such as media and entertainment, finance, and consumer cyclicals. Overweights in the outperforming metals and mining, energy exploration and production, and pharmaceuticals sectors contributed.

Security selection made a positive contribution to performance, with the best results occurring in the midstream energy and electric utilities sectors. Selection in the media and wireless telecommunications sectors detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that the proceeds of asset sales would be insufficient to meet the company’s liquidity needs, leading to downgrades to its credit rating. The Fund also benefited from an overweight in the engineered processing equipment and systems manufacturer Hillenbrand (1.0%), which announced it was exploring strategic options, including a potential sale. An overweight in the Japanese internet company Rakuten Group (1.0%), was a further contributor. The bonds gained in price after earnings in the company’s mobile segment moved into positive territory.

An overweight in the bonds of the commodity chemical manufacturer Tronox (0.2%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted, as well.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,027,059	$1,000,166	$1,027,179
'15	$1,011,112	$997,524	$1,004,269
'15	$990,557	$994,300	$978,374
'16	$979,048	$1,007,983	$962,897
'16	$983,435	$1,015,133	$967,376
'16	$1,008,377	$1,024,447	$1,010,138
'16	$1,042,654	$1,028,379	$1,050,501
'16	$1,047,100	$1,028,643	$1,058,080
'16	$1,051,482	$1,047,125	$1,069,552
'16	$1,076,833	$1,053,745	$1,096,565
'16	$1,100,448	$1,052,540	$1,120,990
'16	$1,107,767	$1,051,923	$1,128,240
'16	$1,107,973	$1,043,877	$1,131,766
'16	$1,105,864	$1,019,185	$1,127,302
'16	$1,122,079	$1,020,622	$1,149,467
'17	$1,136,708	$1,022,625	$1,164,893
'17	$1,153,923	$1,029,498	$1,183,053
'17	$1,149,548	$1,028,958	$1,180,568
'17	$1,162,071	$1,036,899	$1,193,930
'17	$1,172,216	$1,044,880	$1,204,550
'17	$1,172,876	$1,043,828	$1,205,828
'17	$1,188,292	$1,048,320	$1,219,767
'17	$1,188,957	$1,057,723	$1,219,439
'17	$1,199,543	$1,052,685	$1,230,381
'17	$1,202,300	$1,053,295	$1,235,182
'17	$1,202,551	$1,051,943	$1,231,887
'17	$1,205,355	$1,056,771	$1,235,478
'18	$1,210,664	$1,044,600	$1,243,400
'18	$1,198,228	$1,034,698	$1,231,807
'18	$1,190,987	$1,041,334	$1,224,202
'18	$1,199,069	$1,033,589	$1,232,346
'18	$1,199,481	$1,040,966	$1,232,171
'18	$1,202,558	$1,039,686	$1,236,428
'18	$1,213,479	$1,039,933	$1,250,242
'18	$1,224,440	$1,046,624	$1,259,297
'18	$1,232,816	$1,039,884	$1,266,615
'18	$1,212,244	$1,031,666	$1,245,864
'18	$1,202,172	$1,037,825	$1,234,555
'18	$1,178,637	$1,056,891	$1,207,482
'19	$1,232,649	$1,068,115	$1,262,935
'19	$1,251,956	$1,067,496	$1,284,260
'19	$1,263,274	$1,087,994	$1,296,844
'19	$1,279,524	$1,088,273	$1,314,989
'19	$1,265,862	$1,107,592	$1,298,273
'19	$1,301,377	$1,121,501	$1,330,108
'19	$1,309,637	$1,123,968	$1,336,921
'19	$1,317,943	$1,153,092	$1,342,136
'19	$1,323,441	$1,146,951	$1,346,393
'19	$1,328,974	$1,150,406	$1,349,520
'19	$1,331,762	$1,149,820	$1,353,206
'19	$1,354,234	$1,149,019	$1,381,491
'20	$1,351,367	$1,171,131	$1,381,550
'20	$1,325,692	$1,192,210	$1,360,136
'20	$1,195,286	$1,185,194	$1,200,067
'20	$1,243,436	$1,206,262	$1,245,693
'20	$1,300,490	$1,211,878	$1,302,202
'20	$1,300,050	$1,219,512	$1,314,573
'20	$1,369,115	$1,237,728	$1,376,956
'20	$1,380,405	$1,227,737	$1,390,720
'20	$1,362,593	$1,227,064	$1,376,305
'20	$1,370,945	$1,221,585	$1,382,514
'20	$1,417,586	$1,233,571	$1,437,931
'20	$1,437,897	$1,235,271	$1,465,391
'21	$1,437,560	$1,226,414	$1,471,044
'21	$1,440,128	$1,208,704	$1,476,114
'21	$1,442,895	$1,193,611	$1,478,732
'21	$1,457,605	$1,203,040	$1,494,910
'21	$1,460,363	$1,206,971	$1,499,226
'21	$1,478,189	$1,215,451	$1,519,637
'21	$1,480,945	$1,229,041	$1,525,053
'21	$1,486,759	$1,226,701	$1,533,585
'21	$1,486,430	$1,216,080	$1,533,907
'21	$1,483,059	$1,215,745	$1,531,103
'21	$1,467,318	$1,219,342	$1,515,208
'21	$1,497,949	$1,216,222	$1,543,806
'22	$1,457,271	$1,190,020	$1,501,710
'22	$1,447,626	$1,176,744	$1,488,714
'22	$1,441,112	$1,144,052	$1,473,875
'22	$1,393,649	$1,100,637	$1,420,786
'22	$1,402,956	$1,107,734	$1,424,395
'22	$1,310,695	$1,090,356	$1,327,577
'22	$1,386,766	$1,116,998	$1,407,335
'22	$1,351,167	$1,085,435	$1,372,939
'22	$1,305,808	$1,038,537	$1,318,326
'22	$1,347,506	$1,025,086	$1,355,831
'22	$1,376,429	$1,062,784	$1,381,047
'22	$1,364,300	$1,057,990	$1,370,743
'23	$1,410,235	$1,090,538	$1,424,320
'23	$1,390,690	$1,062,342	$1,406,050
'23	$1,414,226	$1,089,328	$1,421,672
'23	$1,421,497	$1,095,930	$1,435,525
'23	$1,405,396	$1,083,997	$1,421,852
'23	$1,429,515	$1,080,131	$1,444,979
'23	$1,447,064	$1,079,378	$1,465,630
'23	$1,451,270	$1,072,484	$1,469,990
'23	$1,434,916	$1,045,230	$1,452,717
'23	$1,411,663	$1,028,735	$1,434,577
'23	$1,474,452	$1,075,323	$1,500,066
'23	$1,523,886	$1,116,485	$1,555,423
'24	$1,524,896	$1,113,419	$1,555,722
'24	$1,525,841	$1,097,688	$1,560,328
'24	$1,544,422	$1,107,824	$1,578,915
'24	$1,531,275	$1,079,842	$1,563,127
'24	$1,550,176	$1,098,149	$1,580,865
'24	$1,562,035	$1,108,545	$1,596,124
'24	$1,588,339	$1,134,437	$1,627,446
'24	$1,611,172	$1,150,739	$1,653,333
'24	$1,634,125	$1,166,147	$1,680,350
'24	$1,624,495	$1,137,228	$1,671,103
'24	$1,640,503	$1,149,252	$1,690,240
'24	$1,634,452	$1,130,444	$1,682,995
'25	$1,654,392	$1,136,441	$1,706,235
'25	$1,663,467	$1,161,445	$1,717,325
'25	$1,646,357	$1,161,882	$1,698,892
'25	$1,647,906	$1,166,448	$1,698,930
'25	$1,676,078	$1,158,096	$1,727,504
'25	$1,708,274	$1,175,903	$1,759,562
'25	$1,713,713	$1,172,801	$1,766,617
'25	$1,734,743	$1,186,828	$1,788,132
'25	$1,752,207	$1,199,775	$1,801,784

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	7.23%	5.16%	5.77%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Index	7.23%	5.54%	6.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 491,610,924
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 2,320,950
InvestmentCompanyPortfolioTurnover		158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	491,610,924
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	2,320,950

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	92%
Exchange-Traded Funds	4%
Loan Participations and Assignments	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	0%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	19%
Energy	17%
Materials	15%
Consumer Discretionary	13%
Financials	8%
Industrials	7%
Health Care	5%
Real Estate	4%
Information Technology	3%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
AA	3%
BBB	4%
BB	54%
B	32%
CCC	8%
Not Rated	1%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]